Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 04, 2017
Summary of Significant Accounting Policies
Schedule of revenues

	Year Ended
	March 4, 2017 (53 Weeks)	February 27, 2016 (52 Weeks)	February 28, 2015 (52 Weeks)
Retail Pharmacy segment:
Pharmacy sales	$11,072,480	$11,258,112	$11,004,546
Front end sales	5,538,352	5,419,889	5,413,916
Other revenue	155,788	142,387	139,733

Total Retail Pharmacy segment	$16,766,620	$16,820,388	$16,558,195
Pharmacy Services segment revenue	6,393,884	4,103,513	—
Intersegment elimination	(232,964)	(153,664)	—

Total revenue	$22,927,540	$20,770,237	$16,558,195

Schedule of principal classes of products
Product Class	Percentage of Sales
Prescription drugs	66.0%
Over-the-counter medications and personal care	7.5%
Health and beauty aids	4.8%
General merchandise and other	21.7%